March 30, 2005

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:                               Schedule 14C Relating to Strategic Partners Style Specific Funds – Strategic Partners Large Capitalization Growth Fund

Ladies and Gentlemen:

Attached on behalf of  Strategic Partners Style Specific Funds (the “Fund”), for filing pursuant to Rule 14c-5 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), please find the Fund’s definitive Schedule 14C relating to the approval of a new investment subadvisory agreement with respect to the Strategic Partners Large Capitalization Growth Fund.  A preliminary version of these materials were filed on Schedule 14C as an exhibit accompany a proxy filing on Schedule 14A for Strategic Partners Large Capitalization Growth Fund, which was filed on EDGAR on March 21, 2005.

The Fund is furnishing an information statement to its shareholders in lieu of a proxy statement in reliance on an exemptive order issued by the Securities and Exchange Commission on September 11, 1996 (the “Order”) to Prudential Mutual Fund Management, Inc., PI’s predecessor and The Target Portfolio Trust (the “Trust”) that authorized PI’s predecessor to enter into new subadvisory agreements for portfolios of the Trust without shareholder approval so long as the ability of the investment manager to change the subadviser was, in the case of portfolios that pre-dated the Order, approved in advance by shareholders and certain other conditions were satisfied.

Please direct all comments to the undersigned at 973-802-6469.

Very truly yours,

/s/ Jonathan D. Shain

Jonathan D. Shain